Significant accounting policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 12, 2014
Eliminated Liabilities [Line Items]
Allowance for Doubtful Accounts Receivable	0
Vessels [Member]
Eliminated Liabilities [Line Items]
Property, Plant and Equipment, Useful Life	35 years
SRV Joint Gas Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate	9,800,000	12,600,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	28,400,000	26,000,000
SRV Joint Gas Two Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate	9,100,000	11,900,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	31,200,000	28,300,000
Subsidiaries [Member]
Eliminated Liabilities [Line Items]
Restricted Net Assets	113,400,000
Promissory note 1 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			48,500,000
Promissory note 2 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			101,500,000
Promissory note 3 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			$ 40,000,000